Income Taxes - Schedule of Composition of Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income taxes paid (refund) [abstract]
Current tax expense	¥ 138,057	¥ 107,349	¥ 246,578
Deferred tax benefit	(71,116)	(198,755)	(188,526)
Total	¥ 66,941	¥ (91,406)	¥ 58,052